Summary of Significant Accounting Policies (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $)	3 Months Ended
Mar. 31, 2014
Fair Value, Inputs, Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Total (gains) losses	$ (6,123,583)
Settlements	(88,813)
Additions	15,852,465
Ending balance	9,640,069
Change in unrealized gains (losses) included in earnings relating to derivatives still held as of March 31, 2014 and 2013	$ (6,123,583)